Expense Example - AOT Software Platform ETF - AOT Software Platform ETF Class	Dec. 15, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	$ 157